SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION

21.   SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from the PRC, no geographical information is presented. In 2023, the Group adjusted the categorization of our business segments to more accurately reflect the nature of each segment’s operations. Following this adjustment, our business is organized into three segments: the financial services business, the insurance brokerage business, and the consumption and lifestyle Business and others.

The summary of each segment’s operating results for the years ended December 31, 2022, 2023 and 2024 is as follows:

	For the Year Ended December 31, 2022
			Consumption &
			lifestyle
	Financial services	Insurance	business and
	business	brokerage business	others	Total
	RMB	RMB	RMB	RMB
Net Revenue	1,959,732	731,797	743,091	3,434,620

Operating costs and expenses :
Sales and marketing	(383,950)	(17,417)	(172,607)	(573,974)
Origination and servicing	(151,539)	(524,767)	(100,535)	(776,841)
Research and development	(80,866)	(2,920)	(2,806)	(86,592)
General and administrative	(81,651)	(21,003)	(92,673)	(195,327)
Allowance for contract assets, receivables and others	(158,868)	(431)	(1,647)	(160,946)
Provision for contingent liabilities	(21,501)	—	—	(21,501)
Total segment income from operations	1,081,357	165,259	372,823	1,619,439
Unallocated expense	—	—	—	(147,575)
Other income	—	—	—	23,519
Income before provision for income taxes	1,081,357	165,259	372,823	1,495,383

	For the Year Ended December 31, 2023
			Consumption &
			lifestyle
	Financial services	Insurance	business and
	business	brokerage business	others	Total
	RMB	RMB	RMB	RMB
Net Revenue	2,515,119	963,822	1,416,692	4,895,633

Operating costs and expenses :
Sales and marketing	(498,055)	(12,887)	(145,661)	(656,603)
Origination and servicing	(223,468)	(697,669)	(55,035)	(976,172)
Research and development	(44,467)	(651)	(6,566)	(51,684)
General and administrative	(53,031)	(13,835)	(77,457)	(144,323)
Allowance for contract assets, receivables and others	(262,607)	390	771	(261,446)
Provision for contingent liabilities	(27,035)	—	—	(27,035)
Total segment income from operations	1,406,456	239,170	1,132,744	2,778,370
Unallocated expense	—	—	—	(183,588)
Other income	—	—	—	50,578
Income before provision for income taxes	1,406,456	239,170	1,132,744	2,645,360

21.   SEGMENT INFORMATION — continued

	For the Year Ended December 31, 2024
			Consumption &
			lifestyle
	Financial services	Insurance	business and
	business	brokerage business	others	Total
	RMB	RMB	RMB	RMB
Net Revenue	3,473,109	408,369	1,924,423	5,805,901

Operating costs and expenses ：
Sales and marketing	(1,102,737)	(13,706)	(79,986)	(1,196,429)
Origination and servicing	(442,312)	(407,225)	(33,420)	(882,957)
Research and development	(342,495)	(979)	(8,672)	(352,146)
General and administrative	(107,648)	(15,389)	(31,503)	(154,540)
Allowance for contract assets, receivables and others	(519,895)	663	(908)	(520,140)
Provision for contingent liabilities	(869,280)	—	—	(869,280)
Total segment income from operations	88,742	(28,267)	1,769,934	1,830,409
Unallocated expense	—	—	—	(183,345)
Other income	—	—	—	214,857
Income before provision for income taxes	88,742	(28,267)	1,769,934	1,861,921

Depreciation and amortization expenses of Financial services business for the years ended December 31, 2022, 2023 and 2024 were RMB19,032, RMB1,019 and RMB1,861, respectively, while such expenses of Insurance brokerage business for the years ended December 31, 2022, 2023 and 2024 were RMB135, RMB101 and RMB359, respectively, while such expenses of Consumption & lifestyle business and others for the years ended December 31, 2022, 2023 and 2024 were RMB1,774, RMB1,506 and RMB968, respectively.